Geographic Information - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Segment Reporting [Abstract]
Number of operating segments | segment	1
Concentration Risk [Line Items]
Accounts receivable	$ 651.8	$ 567.4
Product Sales
Concentration Risk [Line Items]
Accounts receivable	$ 96.4	$ 88.0
Customer Concentration Risk | Revenue | Single Customer
Concentration Risk [Line Items]
Concentration risk	11.90%	12.90%	11.70%